CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Cash flows from operating activities
Net loss		$ (255,746)	$ (141,012)	$ (178,902)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization		42,210	47,328	53,448
Stock-based compensation		7,231	7,250	7,135
Non-cash interest expense		13,361	19,851	23,841
Gain from dilution of interest in joint venture		(2,975)	0	0
Equity in losses of unconsolidated investees		16,480	3,198	5,342
Loss on extinguishment of debt		5,075	0	0
Loss (Gain) on retirement of property, plant and equipment		2,442	(641)	0
Deferred income taxes		5,587	(1,330)	804
Gain on equity investments		0	(1,822)	0
Remeasurement loss (gain) on Physical Delivery Forward and Prepaid Forward		34,468	(38,236)	0
Other, net		(1,765)	3,078	249
Changes in operating assets and liabilities
Accounts receivable		38,268	71,231	(77,830)
Contract assets		176	(1,806)	264
Inventories		(43,493)	25,212	28,415
Prepaid expenses and other assets		(20,705)	(5,590)	960
Operating lease right-of-use assets		2,449	2,264	2,449
Advances to suppliers		41,147	28,473	50,163
Advances to suppliers		41,098	(143,462)	53,451
Contract liabilities		72,488	(61,344)	6,460
Operating lease liabilities		(2,662)	(1,804)	(2,589)
Net cash used in operating activities		(4,866)	(189,162)	(26,340)
Cash flows from investing activities
Purchases of property, plant and equipment		(154,194)	(27,689)	(41,905)
Proceeds from disposal of short-term investments		1,318	6,572	0
Purchase of short-term investments		(1,094)	(1,340)	0
Cash paid for disposal of property, plant and equipment		(417)	0	0
Proceeds from sale of assets		0	1,283	265
Purchases of intangibles		(61)	0	(231)
Installment payment for acquisition of subsidiary		0	(30,000)	0
Proceeds from sale of unconsolidated investee		0	3,220	0
Proceeds from dividends and partial return of capital by an unconsolidated investee		0	2,462	0
Net cash used in investing activities		(154,448)	(45,492)	(41,871)
Cash flows from financing activities
Proceeds from debt		170,311	236,446	253,314
Repayment of debt		(193,237)	(226,664)	(254,649)
Payment for tax withholding obligations for issuance of common stock upon vesting of restricted stock units		(4,245)	0	0
Net proceeds from issuance of convertible debt		0	190,330	0
Net proceeds from issuance of common stock		169,684	296,765	0
Payment for realized amount on underwriting physical delivery forward		0	(1,606)	0
Payment for prepaid forward		0	(40,000)	0
Distribution to noncontrolling interest		0	(278)	0
Repayment of finance lease obligations and other debt		(705)	(651)	(1,190)
Net parent (distribution) contribution		0	(133,996)	92,409
Net cash provided by financing activities		141,808	320,346	89,884
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents		166	77	381
Net (decrease) increase in cash, cash equivalents, restricted cash and restricted cash equivalents		(17,340)	85,769	22,054
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning of period		209,572	123,803	101,749
Cash, cash equivalents, restricted cash and restricted cash equivalents, end of period		192,232	209,572	123,803
Non-cash transactions
Property, plant and equipment purchases funded by liabilities		58,562	27,736	13,377
Right-of-use assets obtained in exchange for lease obligations	[1]	5,029	4,791	21,209
Cost from issuance of common stock paid in shares		1,078	0	0
Interest expense financed by SunPower		0	11,333	17,000
Aged supplier financing balances reclassified from accounts payable to short-term debt		0	23,933	45,352
Supplemental cash flow information
Cash paid for interest		15,159	3,443	1,930
Cash paid for income taxes		$ 9,584	$ 12,486	$ 8,109

[1]	Amounts for fiscal year 2019 include the transition adjustment for the adoption of ASC 842 and new Right-of-Use (“ROU”) asset additions.